Quarterly Report
November 30, 2024
MFS®  Global Real Estate Fund
GRE-Q1

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Construction – 15.6%
American Homes 4 Rent, “A”, REIT	1,498,442	$57,375,344
Equity Lifestyle Properties, Inc., REIT	1,232,188	87,891,970
Essex Property Trust, Inc., REIT	211,954	65,803,239
Mid-America Apartment Communities, Inc., REIT	634,664	104,186,442
Sun Communities, Inc., REIT	531,099	67,093,737
		$382,350,732
Forest & Paper Products – 3.8%
Rayonier, Inc., REIT	1,376,045	$43,854,554
Weyerhaeuser Co., REIT	1,559,464	50,308,309
		$94,162,863
Gaming & Lodging – 1.5%
Ryman Hospitality Properties, Inc., REIT	305,408	$35,806,034
Medical & Health Technology & Services – 4.9%
Encompass Health Corp.	263,773	$27,152,793
Universal Health Services, Inc.	29,805	6,110,025
Ventas, Inc., REIT	1,346,993	86,301,841
		$119,564,659
Printing & Publishing – 1.5%
Lamar Advertising Co., REIT	280,816	$37,634,960
Real Estate – 35.9%
Big Yellow Group PLC, REIT	2,480,570	$33,893,788
Canadian Apartment Properties, REIT	1,186,139	38,841,891
CapitaLand India Trusts IEU, REIT	18,032,663	14,818,968
CapitaLand Investment Ltd.	20,943,000	42,713,675
Charter Hall Group, REIT	1,504,262	15,427,301
Derwent London PLC, REIT	930,725	25,078,422
DigitalBridge Group, Inc., REIT	451,736	5,917,742
Farmland Partners, Inc., REIT	1,108,882	14,093,890
Federal Realty Investment Trust, REIT	604,377	70,500,577
Goodman Group, REIT	4,561,176	112,809,210
Grainger PLC	11,705,183	34,911,451
Japan Metropolitan Fund Investment Corp., REIT	37,677	22,987,905
KDX Realty Investment Corp., REIT	12,550	12,353,749
Kimco Realty Corp., REIT	2,976,898	76,119,282
Mitsui Fudosan Co. Ltd.	7,038,400	58,982,582
National Storage, REIT	21,187,528	34,556,857
NNN REIT, Inc.	1,131,862	49,779,291
Parkway Real Estate LLC, REIT	4,746,467	13,474,711
Rural Funds Group, REIT	3,724,545	4,543,900
SEGRO PLC, REIT	3,758,110	37,362,672
Shaftesbury Capital PLC, REIT	13,701,395	23,855,544
Shurgard Self Storage Ltd., REIT	1,016,930	41,541,962
Sino Land Co. Ltd.	22,303,635	21,841,018
Star Asia Investment Corp., REIT	33,013	11,141,115
Tokyo Tatemono Co. Ltd.	713,900	12,339,631
Vonovia SE, REIT	1,592,992	52,936,092
		$882,823,226

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Office – 6.6%
Alexandria Real Estate Equities, Inc., REIT	325,387	$35,867,409
BXP, Inc., REIT	688,103	56,417,565
Cousins Properties, Inc., REIT	547,128	17,365,843
Douglas Emmett, Inc., REIT	1,900,825	36,799,972
Highwoods Properties, Inc., REIT	512,478	16,635,036
		$163,085,825
Real Estate - Storage – 13.8%
Americold Realty Trust, Inc.	218,448	$5,212,169
Extra Space Storage, Inc., REIT	467,827	79,979,704
Prologis, Inc., REIT	1,685,375	196,818,093
Rexford Industrial Realty, Inc., REIT	1,330,228	55,975,994
		$337,985,960
Telecommunications - Wireless – 5.0%
American Tower Corp., REIT	201,840	$42,184,560
Cellnex Telecom S.A.	1,071,036	38,515,548
SBA Communications Corp., REIT	182,604	41,314,155
		$122,014,263
Telephone Services – 10.9%
Digital Realty Trust, Inc., REIT	537,362	$105,156,370
Equinix, Inc., REIT	140,092	137,497,496
Helios Towers PLC (a)	21,005,674	26,345,446
		$268,999,312
Total Common Stocks		$2,444,427,834
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.66% (v)	10,576,776	$10,577,833

Other Assets, Less Liabilities – 0.1%		2,919,925
Net Assets – 100.0%		$2,457,925,592
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,577,833 and $2,444,427,834, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,444,427,834	$—	$—	$2,444,427,834
Mutual Funds	10,577,833	—	—	10,577,833
Total	$2,455,005,667	$—	$—	$2,455,005,667
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$28,562,169	$110,420,411	$128,391,703	$(5,731)	$(7,313)	$10,577,833
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$536,075	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2024, are as follows:
United States	70.3%
United Kingdom	7.4%
Australia	6.8%
Japan	4.8%
Singapore	2.9%
Germany	2.1%
Belgium	1.7%
Canada	1.6%
Spain	1.5%
Other Countries	0.9%
4